Summary of Significant Accounting Policies - Schedule of Condensed Balance Sheet (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Variable Interest Entity [Line Items]
Accounts receivable, net of allowance	¥ 46,616	$ 6,666	¥ 28,772
VIE
Variable Interest Entity [Line Items]
Accounts receivable, net of allowance	¥ 26,875	$ 3,843	¥ 28,404